NET INTEREST INCOME (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET INTEREST INCOME (Details) [Line Items]
Interest income		£ 16,349,000,000	£ 16,006,000,000	£ 16,620,000,000
Borrowings, interest rate		2.68%	2.43%	2.70%
Interest expense	[1]	£ 2,953,000,000	£ 5,094,000,000	£ 7,346,000,000
Interest income on impaired financial assets accrued		227,000,000	179,000,000	205,000,000
Reserve of cash flow hedges [member]
NET INTEREST INCOME (Details) [Line Items]
Interest income		701,000,000	651,000,000	557,000,000
Negative interest rates [Member]
NET INTEREST INCOME (Details) [Line Items]
Interest income		31,000,000	12,000,000	0
Interest expense		£ 10,000,000	£ 50,000,000	£ 51,000,000

[1]	Includes 10 million (2017: 50 million; 2016: 51 million) of interest expense on assets with negative interest rates.